Long-term investments - Equity securities (Details) $ / shares in Units, ¥ in Thousands, kr in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 01, 2021 CNY (¥) shares	Jul. 01, 2021 USD ($) shares	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($) day $ / shares shares	Apr. 30, 2022 CNY (¥) shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 SEK (kr) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 20, 2022 $ / shares
Long-term investments
Impairment of assets to be disposed | ¥								¥ 1,039		¥ 7,292		¥ 0
Ordinary shares, par value per share (in USD per share) | $ / shares															$ 0.000005
Equity securities | ¥								5,316		48,580
Luminar Technologies, Inc
Long-term investments
Equity securities (in shares) | shares				2,030,374
Equity securities				$ 12,588				48,580		5,316			$ 6,842	$ 728
Equity securities, annual amount								¥ 44,019	$ 6,114	¥ 22,451	$ 3,208
Luminar Technologies, Inc
Long-term investments
Other commitment | $				$ 15,000
Trading days | day				20
Ordinary shares, par value per share (in USD per share) | $ / shares				$ 0.0001
Common shares in Zenseact AB
Long-term investments
Newly issued common shares subscribed | shares	8,834	8,834			6,447	6,447	6,447
Equity interest acquired	15.00%	15.00%			13.50%	13.50%	13.50%
Cash consideration to acquire equity securities	¥ 675,824	$ 106,000					kr 800,000
Investment's carrying amount gain					¥ 35,153	$ 5,297
Impairment of assets to be disposed			$ 115,000		763,192	115,000
Gain of disposed investment consideration					¥ 24,575	$ 3,703